Additional Financial Information	12 Months Ended
Dec. 31, 2018
Additional Financial Information [Abstract]
Additional Financial Information [Text Block]

NOTE 21. ADDITIONAL FINANCIAL INFORMATION

	December 31,
Consolidated Balance Sheets	2018	2017
Current customer fulfillment costs (included in Other current assets)	$4,090	$3,877
Accounts payable and accrued liabilities:
Accounts payable[1]	$27,018	$24,439
Accrued payroll and commissions	3,379	2,284
Current portion of employee benefit obligation	1,464	1,585
Accrued interest	2,557	2,661
Other	8,766	3,501
Total accounts payable and accrued liabilities	$43,184	$34,470
[1]	December 31, 2018 and 2017 balances include payables of $1,984 and $927 under our vendor financing program and
$1,855 and $39 of other supplier financing, respectively.

Consolidated Statements of Income	2018	2017	2016
Advertising expense	$5,100	$3,772	$3,768
Interest expense incurred	$8,450	$7,203	$5,802
Capitalized interest	(493)	(903)	(892)
Total interest expense	$7,957	$6,300	$4,910

Cash and Cash Flows We typically maintain our restricted cash balances for purchases and sales of certain investment securities and funding of certain deferred compensation benefit payments. The following tables summarize cash and cash equivalents and restricted cash balances contained on our consolidated balance sheets, as well as cash paid during the periods for interest and income taxes:

	December 31,
Cash and Cash Equivalents and Restricted Cash	2018	2017	2016	2015
Cash and cash equivalents	$5,204	$50,498	$5,788	$5,121
Restricted cash in Other current assets	61	6	7	5
Restricted cash in Other Assets	135	428	140	147
Cash and cash equivalents and restricted cash	$5,400	$50,932	$5,935	$5,273

Consolidated Statements of Cash Flows	2018	2017	2016
Cash paid during the year for:
Interest	$8,818	$6,622	$5,696
Income taxes, net of refunds	(354)	2,006	3,721

Noncash Investing and Financing Activities In 2018, we recorded approximately $2,162 of new vendor financing commitments related to capital investments. In connection with capital improvements, we negotiate favorable payment terms (referred to as vendor financing), which are excluded from our investing activities and reported as financing activities.

Labor Contracts As of January 31, 2019, we employed approximately 268,000 persons. Approximately 40% of our employees are represented by the Communications Workers of America (CWA), the International Brotherhood of Electrical Workers (IBEW) or other unions. After expiration of the agreements, work stoppages or labor disruptions may occur in the absence of new contracts or other agreements being reached. A contract now covering approximately 8,300 traditional wireline employees in our Midwest region expired in April 2018 and employees are working under the terms of the prior contract, including benefits, while negotiations continue. In addition, a contract now covering approximately 3,300 traditional wireline employees in our legacy AT&T Corp. business also expired in April 2018. Those employees are working under the terms of their prior contract, including benefits, while negotiations continue. Other contracts covering approximately 26,000 employees are scheduled to expire during 2019.